Annual Operating Expenses - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2023
Fidelity Advisor Global Commodity Stock Fund - Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual operating expenses	1.19%
Fidelity Advisor Global Commodity Stock Fund - Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	1.94%
Fidelity Advisor Global Commodity Stock Fund - Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%	[1]
Total annual operating expenses	1.45%
Fidelity Advisor Global Commodity Stock Fund - Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.92%
Fidelity Advisor Global Commodity Stock Fund - Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.79%

[1]	AAdjusted to reflect current fees.